Leases - Lessee - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Lessee Lease Description [Line Items]
Right-of-use lease assets	$ 8,568	$ 8,988
Operating lease liabilities	$ 10,557
Weighted-average discount rate	4.75%
Weighted-average remaining lease term	3 years 7 months 6 days
Other Liabilities
Lessee Lease Description [Line Items]
Operating lease liabilities	$ 10,557	$ 11,044